ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Aug. 31, 2025
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable, net consists of the following:

	As of
	August 31, 2025	February 28, 2025
	$	$
Accounts receivable
- Related party	-	16,497
- Third parties	416,749	173,153
	416,749	189,650

Less: allowance for credit losses
- Related party	-	16,497
- Third parties	110,838	88,932
	110,838	105,429

Accounts receivable, net	305,911	84,221

SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSSES

The movement of allowances for expected credit loss is as follow:

	As of
	August 31, 2025	February 28, 2025
	$	$
Balance at beginning of the period
- Related party	16,497	16,428
- Third parties	88,932	55,582
	105,429	72,010

Addition (Reversal of) during the period
- Related party	(16,497)	69
- Third parties	21,906	33,350
	5,409	33,419

Balance at end of the period
- Related party	-	16,497
- Third parties	110,838	88,932
	110,838	105,429